LOANS - Commercial and Consumer Credit Exposure by Risk Attribute (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	$ 2,402,422	$ 1,945,075
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	1,892,719	1,550,642
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	1,223,810	1,740,914
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	1,219,466	847,991
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	664,072	631,630
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	1,142,818	1,114,203
Financing Receivable, before Allowance for Credit Loss	8,545,307	7,830,455
Financing Receivable, Revolving	1,753,664	1,457,844
Loans and Leases Receivable, Net of Deferred Income	10,298,971	9,288,299
Commercial
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	884,911	713,807
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	580,887	447,365
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	364,134	348,343
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	231,821	181,554
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	124,136	138,731
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	226,012	161,218
Financing Receivable, before Allowance for Credit Loss	2,411,901	1,991,018
Financing Receivable, Revolving	998,371	729,010
Loans and Leases Receivable, Net of Deferred Income	3,410,272	2,720,028
Commercial | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	879,836	711,198
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	561,890	442,064
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	348,123	339,507
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	209,758	164,273
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	112,282	119,580
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	206,656	154,835
Financing Receivable, before Allowance for Credit Loss	2,318,545	1,931,457
Financing Receivable, Revolving	971,080	700,246
Loans and Leases Receivable, Net of Deferred Income	3,289,625	2,631,703
Commercial | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	2,740	389
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	13,821	4,867
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	4,125	5,993
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	14,047	16,057
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	8,523	6,511
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	5,544	4,918
Financing Receivable, before Allowance for Credit Loss	48,800	38,735
Financing Receivable, Revolving	18,055	21,505
Loans and Leases Receivable, Net of Deferred Income	66,855	60,240
Commercial | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	2,335	2,220
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	5,176	434
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	11,886	2,843
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	8,016	1,224
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	3,331	12,640
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	13,812	1,465
Financing Receivable, before Allowance for Credit Loss	44,556	20,826
Financing Receivable, Revolving	9,236	7,259
Loans and Leases Receivable, Net of Deferred Income	53,792	28,085
Commercial | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	0	0
Lease financing
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	171,398	31,697
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	25,638	31,752
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	13,775	19,095
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	12,961	15,494
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	9,413	6,821
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	2,939	4,765
Financing Receivable, before Allowance for Credit Loss	236,124	109,624
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	236,124	109,624
Lease financing | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	167,035	31,697
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	25,638	21,536
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	13,705	19,095
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	12,797	15,494
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	9,402	6,821
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	2,930	4,765
Financing Receivable, before Allowance for Credit Loss	231,507	99,408
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	231,507	99,408
Lease financing | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	10,216
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	70	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	70	10,216
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	70	10,216
Lease financing | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	4,363	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	164	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	11	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	9	0
Financing Receivable, before Allowance for Credit Loss	4,547	0
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	4,547	0
Lease financing | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	0	0
Construction real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	89,116	95,991
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	291,034	206,952
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	96,823	96,726
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	4,902	24,890
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	6,556	317
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	353	12,719
Financing Receivable, before Allowance for Credit Loss	488,784	437,595
Financing Receivable, Revolving	23,266	18,299
Loans and Leases Receivable, Net of Deferred Income	512,050	455,894
Construction real estate | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	89,116	95,991
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	276,639	200,421
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	96,823	96,726
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	4,902	15,886
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	390	317
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	353	12,719
Financing Receivable, before Allowance for Credit Loss	468,223	422,060
Financing Receivable, Revolving	23,266	18,299
Loans and Leases Receivable, Net of Deferred Income	491,489	440,359
Construction real estate | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	14,395	6,531
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	9,004
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	6,166	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	20,561	15,535
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	20,561	15,535
Construction real estate | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	0	0
Construction real estate | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	0	0
Commercial real estate-investor
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	643,174	538,799
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	490,125	386,702
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	324,627	984,363
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	733,021	392,580
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	344,029	316,631
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	532,074	469,101
Financing Receivable, before Allowance for Credit Loss	3,067,050	3,088,176
Financing Receivable, Revolving	27,014	66,579
Loans and Leases Receivable, Net of Deferred Income	3,094,064	3,154,755
Commercial real estate-investor | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	643,174	537,183
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	470,085	379,217
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	301,510	944,915
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	719,699	367,946
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	300,772	294,147
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	508,639	434,641
Financing Receivable, before Allowance for Credit Loss	2,943,879	2,958,049
Financing Receivable, Revolving	26,153	66,579
Loans and Leases Receivable, Net of Deferred Income	2,970,032	3,024,628
Commercial real estate-investor | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	13,090	7,479
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	23,111	18,136
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	9,297	18,006
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	26,079	15,566
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	13,804	34,153
Financing Receivable, before Allowance for Credit Loss	85,381	93,340
Financing Receivable, Revolving	861	0
Loans and Leases Receivable, Net of Deferred Income	86,242	93,340
Commercial real estate-investor | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	1,616
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	6,950	6
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	6	21,312
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	4,025	6,628
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	17,178	6,918
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	9,631	307
Financing Receivable, before Allowance for Credit Loss	37,790	36,787
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	37,790	36,787
Commercial real estate-investor | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	0	0
Commercial real estate-owner
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	165,411	205,423
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	155,566	187,574
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	171,431	129,953
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	107,730	151,727
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	115,564	122,600
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	231,868	266,979
Financing Receivable, before Allowance for Credit Loss	947,570	1,064,256
Financing Receivable, Revolving	11,125	7,603
Loans and Leases Receivable, Net of Deferred Income	958,695	1,071,859
Commercial real estate-owner | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	165,411	204,291
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	155,041	184,564
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	170,587	121,150
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	101,137	135,463
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	112,063	119,489
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	211,377	259,504
Financing Receivable, before Allowance for Credit Loss	915,616	1,024,461
Financing Receivable, Revolving	11,125	7,565
Loans and Leases Receivable, Net of Deferred Income	926,741	1,032,026
Commercial real estate-owner | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	970
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	2,283
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	2,262
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	1,479	3,751
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	1,381
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	14,040	5,512
Financing Receivable, before Allowance for Credit Loss	15,519	16,159
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	15,519	16,159
Commercial real estate-owner | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	162
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	525	727
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	844	6,541
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	5,114	12,513
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	3,501	1,730
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	6,451	1,963
Financing Receivable, before Allowance for Credit Loss	16,435	23,636
Financing Receivable, Revolving	0	38
Loans and Leases Receivable, Net of Deferred Income	16,435	23,674
Commercial real estate-owner | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	0	0
Home equity
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	26,416	42,370
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	33,550	45,799
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	38,524	14,757
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	11,811	11,288
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	8,155	7,659
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	25,415	30,822
Financing Receivable, before Allowance for Credit Loss	143,871	152,695
Financing Receivable, Revolving	589,920	555,704
Loans and Leases Receivable, Net of Deferred Income	733,791	708,399
Home equity | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	26,411	42,298
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	33,414	45,638
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	38,226	14,713
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	11,733	11,221
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	8,051	7,603
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	24,985	30,588
Financing Receivable, before Allowance for Credit Loss	142,820	152,061
Financing Receivable, Revolving	585,712	553,245
Loans and Leases Receivable, Net of Deferred Income	728,532	705,306
Home equity | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	5	72
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	136	161
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	298	44
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	78	67
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	104	56
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	430	234
Financing Receivable, before Allowance for Credit Loss	1,051	634
Financing Receivable, Revolving	4,208	2,459
Loans and Leases Receivable, Net of Deferred Income	5,259	3,093
Installment
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	100,906	58,215
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	39,488	12,829
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	7,262	8,245
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	3,921	5,550
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	2,881	3,926
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	3,284	2,257
Financing Receivable, before Allowance for Credit Loss	157,742	91,022
Financing Receivable, Revolving	52,153	28,432
Loans and Leases Receivable, Net of Deferred Income	209,895	119,454
Installment | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	100,256	58,209
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	38,694	12,768
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	7,244	8,213
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	3,915	5,541
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	2,861	3,925
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	3,242	2,201
Financing Receivable, before Allowance for Credit Loss	156,212	90,857
Financing Receivable, Revolving	51,854	28,353
Loans and Leases Receivable, Net of Deferred Income	208,066	119,210
Installment | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	650	6
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	794	61
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	18	32
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	6	9
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	20	1
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	42	56
Financing Receivable, before Allowance for Credit Loss	1,530	165
Financing Receivable, Revolving	299	79
Loans and Leases Receivable, Net of Deferred Income	1,829	244
Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving	51,815	52,217
Loans and Leases Receivable, Net of Deferred Income	51,815	52,217
Credit card | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving	51,287	51,772
Loans and Leases Receivable, Net of Deferred Income	51,287	51,772
Credit card | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving	528	445
Loans and Leases Receivable, Net of Deferred Income	528	445
Residential real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	321,090	258,773
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	276,431	231,669
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	207,234	139,432
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	113,299	64,908
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	53,338	34,945
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	120,873	166,342
Financing Receivable, before Allowance for Credit Loss	1,092,265	896,069
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	1,092,265	896,069
Residential real estate | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	320,676	258,537
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	274,816	230,699
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	205,948	138,239
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	110,745	64,310
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	51,583	34,606
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	114,642	162,924
Financing Receivable, before Allowance for Credit Loss	1,078,410	889,315
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	1,078,410	889,315
Residential real estate | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	414	236
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	1,615	970
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	1,286	1,193
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	2,554	598
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	1,755	339
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	6,231	3,418
Financing Receivable, before Allowance for Credit Loss	13,855	6,754
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	$ 13,855	$ 6,754